Summary of Significant Accounting Policies (Intangible Assets, Estimated Useful Life) (Details)	12 Months Ended
Dec. 31, 2016
Operating rights for licensed games [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	Contract terms
Computer software [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	1-5 years
Developed technologies [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	3-5 years
Trademarks and domain names [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	5-30 years
Cinema advertising slot rights [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	Contract terms